INCOME TAXES - Components of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets and liabilities
Balance at the beginning	$ 534.0
Balance at the end	464.5	$ 534.0
Non-capital loss carry forwards
Deferred income tax assets and liabilities
Balance at the beginning	456.3	464.7
Acquisitions via business combinations	0.0	0.0
Foreign exchange	14.9	(2.7)
Recognized in net loss	(342.7)	(5.7)
Recognized in other comprehensive loss	0.0	0.0
Balance at the end	128.5	456.3
Landfill closures and post-closure obligations
Deferred income tax assets and liabilities
Balance at the beginning	214.7	205.0
Acquisitions via business combinations	4.0	0.0
Foreign exchange	17.6	(4.1)
Recognized in net loss	56.7	13.8
Recognized in other comprehensive loss	0.0	0.0
Balance at the end	293.0	214.7
Investment in subsidiary
Deferred income tax assets and liabilities
Balance at the beginning	0.0
Acquisitions via business combinations	0.0
Foreign exchange	0.0
Recognized in net loss	466.0
Recognized in other comprehensive loss	0.0
Balance at the end	466.0	0.0
Accrued liabilities
Deferred income tax assets and liabilities
Balance at the beginning	4.3	3.4
Acquisitions via business combinations	0.0	0.0
Foreign exchange	0.4	(0.1)
Recognized in net loss	(0.5)	1.0
Recognized in other comprehensive loss	0.0	0.0
Balance at the end	4.2	4.3
Cash flow hedges
Deferred income tax assets and liabilities
Balance at the beginning	5.6	15.8
Acquisitions via business combinations	0.0	0.0
Foreign exchange	0.0	0.0
Recognized in net loss	0.0	(0.4)
Recognized in other comprehensive loss	17.6	(9.8)
Balance at the end	23.2	5.6
Other
Deferred income tax assets and liabilities
Balance at the beginning	182.2	194.7
Acquisitions via business combinations	2.8	11.9
Foreign exchange	14.6	(1.0)
Recognized in net loss	7.0	(23.0)
Recognized in other comprehensive loss	0.0	(0.4)
Balance at the end	206.6	182.2
Deferred income tax assets
Deferred income tax assets and liabilities
Balance at the beginning	863.1	883.6
Acquisitions via business combinations	6.8	11.9
Foreign exchange	47.5	(7.9)
Recognized in net loss	186.5	(14.3)
Recognized in other comprehensive loss	17.6	(10.2)
Balance at the end	1,121.5	863.1
Property and equipment
Deferred income tax assets and liabilities
Balance at the beginning	839.0	929.9
Acquisitions via business combinations	(0.1)	11.8
Foreign exchange	80.8	(16.9)
Recognized in net loss	(71.3)	(85.8)
Recognized in other comprehensive loss	0.0	0.0
Balance at the end	848.4	839.0
Intangible assets
Deferred income tax assets and liabilities
Balance at the beginning	536.0	592.1
Acquisitions via business combinations	1.7	85.0
Foreign exchange	8.5	(4.5)
Recognized in net loss	(61.0)	(136.6)
Recognized in other comprehensive loss	0.0	0.0
Balance at the end	485.2	536.0
Other
Deferred income tax assets and liabilities
Balance at the beginning	(42.7)	(55.8)
Acquisitions via business combinations	0.0	3.3
Foreign exchange	(0.5)	(1.2)
Recognized in net loss	86.3	11.0
Recognized in other comprehensive loss	0.0	0.0
Balance at the end	43.1	(42.7)
Deferred income tax liabilities
Deferred income tax assets and liabilities
Balance at the beginning	1,332.3	1,466.2
Acquisitions via business combinations	1.6	100.1
Foreign exchange	88.8	(22.6)
Recognized in net loss	(46.0)	(211.4)
Recognized in other comprehensive loss	0.0	0.0
Balance at the end	$ 1,376.7	$ 1,332.3